Depreciation, amortisation and impairment costs (Tables)	12 Months Ended
Dec. 31, 2024
Depreciation Amortisation And Impairment Costs [Abstract]
Summary of Depreciation Amortisation and Impairment Costs

	2024 £m	2023 £m	2022 £m
Intangibles – amortisation and impairment of trademarks and similar intangibles	2,298	23,232	317
– amortisation and impairment of computer software	129	125	142
– impairment of goodwill	39	4,614	—
Property, plant and equipment - depreciation and impairment	635	643	846
	3,101	28,614	1,305